Revenues (Tables)	9 Months Ended
Sep. 30, 2016
Revenues Tables
Revenues
	Nine Months Ended
	September 30,
	2015	2016
Time charter revenue	$88,881	$75,300
Ballast bonus	8,871	2,370
Other income	3,425	3,345
Total	$101,177	$81,015